LIQUIDITY AND CAPITAL RESOURCES (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Going Concern [Line Items]
Liabilities in excess of assets				¥ 193,760
Equity	$ 9,434		¥ 148,991	63,189	¥ 128,906	¥ 146,682	¥ 126,955	¥ 141,154
Net cash used in operating activities	5,673	¥ 38,010	¥ 19,339
Unrestricted cash and cash equivalents	9,230			61,824		157,399
Short term investments, available for sale	$ 2,763			18,509		¥ 15,764
Short-term investments, held to maturity				¥ 60,000